Employee Benefit Plans (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Retirement Benefits [Abstract]
Company contributions on behalf of the employee	$ 0.2	$ 0.1